Basic and diluted loss per share (Details) - EUR (€) € / shares in Units, € in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Basic and diluted loss per share
Net loss for the period	€ (354,138)	€ (184,212)	€ (110,426)
Weighted average number of shares outstanding used to calculate basic loss per share	186,801,792	59,778,701	45,351,799
Weighted average number of shares outstanding used to calculate diluted loss per share	186,801,792	59,778,701	45,351,799
Basic loss per share	€ (1.9)	€ (3.08)	€ (2.43)
Diluted loss per share	€ (1.9)	€ (3.08)	€ (2.43)